Prepayments and Premiums Under Operating Leases (Tables)	12 Months Ended
Dec. 31, 2022
General Information [Abstract]
Schedule of Prepayments and Premiums under Operating Leases
Amount
At January 1, 2021	2,419,900
additions for the year	3,411
charge for the year	(81,474)
translation adjustment	65,572
At December 31, 2021	2,407,409
additions for the year	-
charge for the year	-
disposed	2,407,409
At December 31, 2022	-

Schedule of Analyzed for Reporting	Analyzed for reporting purposes as:
	As at December 31,
	2022	2021
Current asset	-	82,714
Non-current asset	-	2,324,695
	-	2,407,409